American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Dynamic Growth ETF (FDG)
November 30, 2024

Focused Dynamic Growth ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
Rocket Lab USA, Inc.(1)(2)	314,305	8,574,240
Automobiles — 6.9%
Tesla, Inc.(1)	58,090	20,050,344
Beverages — 2.2%
Boston Beer Co., Inc., Class A(1)	2,544	804,514
Constellation Brands, Inc., Class A	22,925	5,523,779
		6,328,293
Biotechnology — 8.4%
Alnylam Pharmaceuticals, Inc.(1)	29,759	7,531,110
Argenx SE, ADR(1)	8,301	5,117,982
Ascendis Pharma AS, ADR(1)	24,290	3,305,383
Blueprint Medicines Corp.(1)	32,735	3,154,999
Regeneron Pharmaceuticals, Inc.(1)	6,928	5,197,524
		24,306,998
Broadline Retail — 8.7%
Amazon.com, Inc.(1)	121,092	25,173,816
Capital Markets — 0.3%
S&P Global, Inc.	1,886	985,454
Energy Equipment and Services — 1.4%
Cactus, Inc., Class A	60,823	4,176,107
Entertainment — 4.3%
Netflix, Inc.(1)	12,804	11,354,716
Spotify Technology SA(1)	2,294	1,094,146
		12,448,862
Financial Services — 7.2%
Block, Inc.(1)	69,470	6,151,569
Mastercard, Inc., Class A	21,934	11,689,506
Visa, Inc., Class A	9,452	2,978,136
		20,819,211
Health Care Equipment and Supplies — 2.5%
Intuitive Surgical, Inc.(1)	13,486	7,309,412
Hotels, Restaurants and Leisure — 4.2%
Cava Group, Inc.(1)	4,350	612,915
Chipotle Mexican Grill, Inc.(1)	147,562	9,078,014
DoorDash, Inc., Class A(1)	14,437	2,605,590
		12,296,519
Insurance — 0.5%
Kinsale Capital Group, Inc.	2,775	1,410,921
Interactive Media and Services — 9.8%
Alphabet, Inc., Class C	83,320	14,205,227
Meta Platforms, Inc., Class A	24,998	14,356,851
		28,562,078
IT Services — 4.0%
Okta, Inc.(1)	35,512	2,754,311
Shopify, Inc., Class A(1)	77,146	8,918,077
		11,672,388
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	14,106	2,829,946

Pharmaceuticals — 0.5%
Structure Therapeutics, Inc., ADR(1)(2)	42,789	1,418,455
Professional Services — 1.6%
Paylocity Holding Corp.(1)	12,550	2,604,627
Verisk Analytics, Inc.	6,483	1,907,364
		4,511,991
Semiconductors and Semiconductor Equipment — 17.1%
ARM Holdings PLC, ADR(1)(2)	12,637	1,697,023
Monolithic Power Systems, Inc.	6,532	3,707,825
NVIDIA Corp.	312,392	43,188,194
ON Semiconductor Corp.(1)	16,185	1,151,077
		49,744,119
Software — 16.2%
Cadence Design Systems, Inc.(1)	30,701	9,419,374
DocuSign, Inc.(1)	40,487	3,226,409
HubSpot, Inc.(1)	8,507	6,133,972
Microsoft Corp.	34,176	14,472,169
Salesforce, Inc.	41,601	13,727,914
		46,979,838
TOTAL COMMON STOCKS (Cost $172,549,929)		289,598,992
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	564,522	564,522
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,050,597	2,050,597
TOTAL SHORT-TERM INVESTMENTS (Cost $2,615,119)		2,615,119
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $175,165,048)		292,214,111
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,113,183)
TOTAL NET ASSETS — 100.0%		$290,100,928

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,099,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,935,162, which includes securities collateral of $5,884,565.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.